Reverse Recapitalization (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 19, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 28, 2023	Feb. 02, 2021	Mar. 17, 2016
Reverse Recapitalization [Line Items]
Net proceeds				$ 5,770,630
Cost amounting		$ 2,093,057	$ 3,318,466	8,441,525	$ 17,376,553	$ 20,675,611	$ 25,282,282
Unsecured promissory notes						$ 10,944,727
Transaction costs		$ 10,947,805		$ 10,947,805
Par value per share (in Dollars per share)		$ 0.0001		$ 0.0001
Shares issued (in Shares)		20,000,000		20,000,000				10,000,000
Public warrants (in Shares)		11,500,000		11,500,000		32,999,472	32,999,472		149,986	19,708
Common stock exercise price (in Dollars per share)				$ 11.5
Sponsor purchased (in Shares)	1,666,666
Class A ordinary shares (in Dollars per share)	$ 3
Aggregate gross proceeds	$ 5,000,000					$ 40,000,000
Common Stock [Member]
Reverse Recapitalization [Line Items]
Par value per share (in Dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Unsecured Promissory Notes [Member]
Reverse Recapitalization [Line Items]
Unsecured promissory notes		$ 3,259,208		$ 3,259,208
Zoomcar Inc. [Member]
Reverse Recapitalization [Line Items]
Cost amounting				21,499,578
Common stock issued		$ 4,804,482		$ 4,804,482
Convertible share (in Shares)		1		1
Zoomcar Inc. [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization				$ 392,725